Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Net revenue	$ 9,605,264	$ 16,408,291	$ 58,351,650	$ 16,783,914
Operating costs and expenses:
Cost of revenue	3,750,416	6,451,292	24,164,661	7,861,317
Sales and marketing	2,445,335	7,386,463	25,728,220	10,038,524
General and administrative	9,471,034	11,175,136	51,321,978	24,610,511
Asset impairment charges			46,498,689
Total operating expenses	15,666,785	25,012,891	147,713,548	42,510,352
Operating loss	6,061,521	8,604,600	89,361,898	25,726,438
Other income (expense):
Interest expense	(1,058,408)	(2,345,196)	(6,423,039)	(698,973)
Loss on conversion of senior convertible note			(5,999,662)
Loss on extinguishment of senior convertible note			(28,478,804)
Change in fair value of derivative liability on the senior convertible note	274,864		(10,882,241)
Change in fair value of warrant liability	2,450,556	11,808,600	31,468,270	(1,549,924)
Change in fair value of contingent consideration	179,468		2,355,308	(1,748,607)
Other non-operating income (loss)	46,450	(1,411,185)	(584,466)	(460,328)
Total other income (expense), net	1,892,930	8,052,219	(18,544,634)	(4,457,832)
Loss before income taxes	4,168,591	552,381	107,906,532	30,184,270
Income tax benefit (expense)			5,674,442	3,811,536
Net loss	4,168,591	552,381	102,232,090	26,372,734
Dividend on 10% Series A cumulative redeemable convertible preferred stock	(200,628)		(501,570)
Accretion of 10% Series A cumulative redeemable convertible preferred stock to redemption value	(74,544)		(182,046)
Net loss attributable to common stockholders	$ 4,443,763	$ 552,381	$ 102,915,706	$ 26,372,734
Net loss per common share:
Net loss per common share	$ 0.10	$ 0.03	$ (3.56)	$ (1.68)
Weighted average number of common shares outstanding, basic and diluted	44,835,987	21,954,892	28,886,918	15,723,618
Basic and diluted loss per common share	$ (0.10)	$ (0.03)	$ 3.56	$ 1.68